Short-Term Bond Fund of America®
Investment portfolio
May 31, 2026
unaudited

Bonds, notes & other debt instruments 90.25% U.S. Treasury bonds & notes 39.25% U.S. Treasury 38.46%	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 6/30/2026	USD3,001	$3,003
U.S. Treasury 1.125% 10/31/2026	3,750	3,709
U.S. Treasury 4.375% 12/15/2026	2,000	2,007
U.S. Treasury 4.00% 1/15/2027	325,000	325,459
U.S. Treasury 1.50% 1/31/2027	29,000	28,564
U.S. Treasury 4.125% 2/15/2027	3,000	3,006
U.S. Treasury 3.75% 4/30/2027	3,679	3,674
U.S. Treasury 3.875% 5/31/2027	63,000	62,974
U.S. Treasury 3.25% 6/30/2027	120,000	119,162
U.S. Treasury 3.875% 7/31/2027	12,221	12,212
U.S. Treasury 3.625% 8/31/2027	33,776	33,648
U.S. Treasury 3.375% 9/15/2027	144,938	143,923
U.S. Treasury 3.50% 9/30/2027 (a)	626,890	623,335
U.S. Treasury 3.875% 10/15/2027	14,421	14,405
U.S. Treasury 4.125% 11/15/2027	70,414	70,565
U.S. Treasury 3.375% 11/30/2027	457	453
U.S. Treasury 4.00% 12/15/2027	242,000	242,113
U.S. Treasury 0.625% 12/31/2027	23,000	21,829
U.S. Treasury 3.375% 12/31/2027	56,244	55,723
U.S. Treasury 4.25% 1/15/2028	95,000	95,386
U.S. Treasury 4.25% 2/15/2028	19,000	19,082
U.S. Treasury 3.875% 3/15/2028	90,000	89,828
U.S. Treasury 1.25% 3/31/2028	30,000	28,560
U.S. Treasury 3.625% 3/31/2028	1,671	1,660
U.S. Treasury 3.75% 4/15/2028	41,220	41,039
U.S. Treasury 3.75% 4/30/2028 (b)	1,308,213	1,302,332
U.S. Treasury 4.00% 5/31/2028	250,000	250,034
U.S. Treasury 1.25% 6/30/2028	15,000	14,184
U.S. Treasury 4.00% 6/30/2028	90,000	89,997
U.S. Treasury 3.875% 7/15/2028	8,476	8,452
U.S. Treasury 3.50% 10/15/2028	118,831	117,417
U.S. Treasury 3.50% 11/15/2028	37,423	36,958
U.S. Treasury 3.50% 12/15/2028	19,326	19,078
U.S. Treasury 4.00% 1/31/2029	182,630	182,423
U.S. Treasury 3.50% 2/15/2029	2,563	2,527
U.S. Treasury 3.875% 4/15/2029	23,125	23,019
U.S. Treasury 3.875% 5/15/2029	765,117	761,560
U.S. Treasury 4.50% 5/31/2029	19,396	19,635
U.S. Treasury 4.25% 1/31/2030	10,000	10,052
U.S. Treasury 3.625% 9/30/2030	48,074	47,143
U.S. Treasury 3.875% 4/30/2031 (b)	29,042	28,709
U.S. Treasury 4.25% 11/15/2034	17,821	17,669
U.S. Treasury 1.875% 2/15/2041	341	235
U.S. Treasury 3.25% 5/15/2042	152	125
U.S. Treasury 2.75% 11/15/2042	511	387
Short-Term Bond Fund of America — Page 1 of 37

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 5/15/2045 (a)	USD8,297	$6,268
U.S. Treasury 1.875% 2/15/2051	354	195
U.S. Treasury 2.875% 5/15/2052	208	143
U.S. Treasury 4.625% 11/15/2055	6,020	5,685
		4,989,546
U.S. Treasury inflation-protected securities 0.79%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (c)	58,457	57,919
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)	8,356	7,383
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)	39,811	37,083
		102,385
Total U.S. Treasury bonds & notes		5,091,931
Asset-backed obligations 23.62% Auto loan 9.74%
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (d)	7,628	7,619
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (d)	4,281	4,254
American Credit Acceptance Receivables Trust, Series 2025-1, Class A, 4.67% 7/12/2028 (d)(e)	7	7
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (d)(e)	2,352	2,354
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (d)(e)	653	653
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (d)(e)	8,391	8,403
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (d)(e)	3,994	3,994
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (d)(e)	3,712	3,720
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (d)(e)	3,261	3,254
American Credit Acceptance Receivables Trust, Series 2026-2, Class A, 4.32% 5/8/2030 (d)(e)	10,500	10,507
American Credit Acceptance Receivables Trust, Series 2026-2, Class B, 4.50% 10/8/2030 (d)(e)	935	934
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (d)	3,471	3,485
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (d)	3,201	3,219
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (d)(e)	2,119	2,125
AutoNation Finance Trust, Series 2025-1A, Class A2, 4.72% 4/10/2028 (d)(e)	3,205	3,207
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (d)(e)	9,039	9,035
AutoNation Finance Trust, Series 2026-1A, Class A3, 4.03% 8/12/2030 (d)(e)	8,819	8,784
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (d)(e)	15,496	15,654
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028 (d)(e)	3,900	3,961
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (d)(e)	9,913	9,957
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029 (d)(e)	2,500	2,551
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(e)	1,506	1,512
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (d)(e)	3,732	3,798
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (d)(e)	10,406	10,289
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (d)(e)	3,503	3,541
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (d)(e)	4,266	4,209
Bank of America Auto Trust, Series 2025-1A, Class A2A, 4.52% 11/22/2027 (d)(e)	247	247
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (d)(e)	218	219
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84% 1/18/2028 (d)	2,595	2,596
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (d)	2,308	2,309
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (d)	10,709	10,717
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (d)	543	543
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (d)	2,363	2,365
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (d)	58	58
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (d)	3,797	3,802
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (d)	1,515	1,517
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.78% 12/15/2028 (d)	12,900	12,934
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (d)	3,593	3,585
Short-Term Bond Fund of America — Page 2 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27% 1/15/2030 (d)	USD5,510	$5,510
CarMax Auto Owner Trust, Series 2024-4, Class A2A, 4.67% 12/15/2027 (d)	530	530
CarMax Auto Owner Trust, Series 2025-1, Class A2A, 4.63% 3/15/2028 (d)	695	695
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (d)	1,339	1,345
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92% 10/16/2028 (d)	6,200	6,227
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (d)	7,498	7,543
CarMax Auto Owner Trust, Series 2026-1, Class A3, 4.04% 3/17/2031 (d)	5,299	5,266
CarMax Select Receivables Trust, Series 2026-A, Class A2A, 4.03% 12/17/2029 (d)	8,142	8,129
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (d)	1,438	1,461
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (d)(e)	343	344
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (d)	690	676
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (d)(e)	2,059	2,061
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (d)	1,036	1,043
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63% 5/10/2030 (d)(e)	3,263	3,280
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (d)(e)	2,592	2,608
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (d)(e)	3,742	3,778
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (d)(e)	4,784	4,811
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (d)(e)	1,402	1,408
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (d)(e)	1,300	1,305
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (d)(e)	6,081	6,144
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (d)(e)	2,734	2,738
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (d)(e)	507	507
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (d)(e)	572	576
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (d)(e)	3,441	3,446
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (d)(e)	10,697	10,712
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (d)(e)	3,214	3,227
CPS Auto Trust, Series 2026-B, Class A, 4.35% 2/15/2030 (d)(e)	1,845	1,845
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (d)(e)	721	722
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (d)(e)	1,295	1,300
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (d)(e)	14,633	14,591
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (d)(e)	3,202	3,195
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87% 8/15/2028 (d)	524	525
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (d)	1,058	1,058
Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.29% 10/16/2028 (d)	961	961
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (d)	741	742
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (d)	3,118	3,124
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (d)	2,892	2,926
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (d)	1,312	1,312
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (d)	3,041	3,022
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (d)	5,896	5,912
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (d)	467	470
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (d)(e)	814	819
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (d)(e)	1,251	1,253
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (d)(e)	8,466	8,483
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (d)(e)	2,671	2,684
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (d)(e)	1,520	1,538
Exeter Automobile Receivables Trust, Series 2025-3A, Class A2, 4.83% 1/18/2028 (d)	137	138
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (d)	645	645
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (d)	231	231
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (d)	2,230	2,231
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29% 8/15/2028 (d)	497	498
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (d)	6,851	6,852
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (d)	3,821	3,832
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (d)	5,021	5,030
Short-Term Bond Fund of America — Page 3 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (d)	USD11,844	$11,849
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (d)	7,452	7,429
Exeter Automobile Receivables Trust, Series 2026-2A, Class A3, 4.45% 5/15/2030 (d)	7,095	7,112
Exeter Automobile Receivables Trust, Series 2024-1A, Class C, 5.41% 5/15/2030 (d)	4,255	4,278
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (d)	1,400	1,398
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (d)	1,893	1,897
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (d)	1,710	1,696
Exeter Automobile Receivables Trust, Series 2026-2A, Class B, 4.66% 1/15/2031 (d)	4,529	4,530
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (d)	1,332	1,342
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (d)	1,456	1,457
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (d)	7,285	7,285
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A2, 4.37% 10/15/2029 (d)	3,015	3,018
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (d)	2,185	2,193
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (d)	1,000	1,009
FCCU Auto Receivables Trust, Series 2026-1A, Class A2, 3.98% 10/15/2029 (d)(e)	500	499
FCCU Auto Receivables Trust, Series 2026-1A, Class A4, 4.32% 3/15/2032 (d)(e)	767	756
First Investors Auto Owner Trust, Series 2025-1A, Class A2, 4.31% 12/15/2028 (d)(e)	12,666	12,676
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (d)(e)	8,594	8,588
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (d)	75	75
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (d)(e)	4,029	4,066
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (d)(e)	2,981	3,040
Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32% 8/15/2038 (8.63% on 2/15/2031) (d)(e)(f)	28,352	28,093
Ford Credit Auto Owner Trust, Series 2026-1, Class B, 4.48% 8/15/2038 (9.21% on 2/15/2031) (d)(e)(f)	1,000	988
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (d)(e)	6,810	6,819
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (d)	4,155	4,179
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (d)	17,336	17,243
Ford Credit Floorplan Master Owner Trust, Series 2026-1, Class A, 4.42% 5/15/2031 (d)	6,282	6,284
General Motors, Series 2025-1A, Class A1, 4.59% 3/15/2029 (d)(e)	1,986	1,993
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (d)(e)	7,089	7,128
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (d)(e)	3,202	3,205
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (d)(e)	3,669	3,673
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (d)(e)	1,344	1,345
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (d)(e)	5,430	5,439
GLS Auto Receivables Trust, Series 2025-4A, Class A2, 4.37% 10/16/2028 (d)(e)	5,705	5,710
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (d)(e)	14,527	14,572
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (d)(e)	717	719
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (d)(e)	6,852	6,854
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (d)(e)	7,785	7,792
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (d)(e)	1,983	1,996
GLS Auto Receivables Trust, Series 2026-1A, Class A3, 3.97% 11/15/2029 (d)(e)	6,702	6,677
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (d)(e)	3,772	3,773
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (d)(e)	5,212	5,248
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (d)(e)	3,916	3,914
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (d)(e)	4,573	4,582
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (d)(e)	3,543	3,561
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (d)(e)	7,166	7,193
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (d)(e)	2,802	2,808
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (d)(e)	5,646	5,638
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (d)(e)	122	123
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (d)	1,027	1,029
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (d)	2,745	2,759
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (d)(e)	2,325	2,379
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (d)(e)	6,653	6,873
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (d)	2,718	2,728
Short-Term Bond Fund of America — Page 4 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class A2A, 4.05% 5/16/2029 (d)	USD9,815	$9,813
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (d)	2,495	2,516
GM Financial Securitized Term Auto Receivables Trust, Series 2026-2, Class A4, 4.22% 2/17/2032 (d)	2,870	2,857
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (d)(e)	16,100	16,111
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (d)(e)	350	353
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (d)(e)	3,333	3,337
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class A, 5.09% 11/25/2030 (d)(e)	2,650	2,665
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class A, 5.40% 11/25/2032 (d)(e)	3,174	3,194
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (d)(e)	557	557
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(e)	47,999	47,550
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(e)	4,177	4,138
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (d)(e)	10,230	10,314
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	12,336	12,481
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	9,888	9,928
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (d)(e)	16,917	17,033
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (d)(e)	2,836	2,882
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (d)	86	86
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (d)	1,055	1,060
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27% 11/20/2028 (d)	962	969
Huntington National Bank (The), Series 2024-1, Class B2, (30-day Average USD-SOFR + 1.40%) 5.025% 5/20/2032 (d)(e)(g)	660	662
Huntington National Bank (The), Series 2024-2, Class B2, (30-day Average USD-SOFR + 1.35%) 4.975% 10/20/2032 (d)(e)(g)	1,977	1,985
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (d)(e)	6,148	6,194
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (d)(e)	15,323	15,367
Huntington National Bank (The), Series 2025-2, Class B1, 4.835% 9/20/2033 (d)(e)	4,464	4,464
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (d)(e)	15,991	15,884
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (d)(e)	952	952
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A2A, 3.85% 5/15/2028 (d)(e)	7,714	7,701
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97% 12/15/2028 (d)(e)	11,510	11,466
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (d)	3,535	3,554
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (d)(e)	11,675	11,577
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (d)(e)	7	7
LAD Auto Receivables Trust, Series 2025-2A, Class A2, 4.30% 7/17/2028 (d)(e)	1,495	1,496
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (d)(e)	1,026	1,028
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (d)(e)	4,867	4,881
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (d)(e)	1,514	1,518
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (d)(e)	1,470	1,481
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	2,584	2,589
LAD Auto Receivables Trust, Series 2026-1A, Class A2, 3.75% 5/15/2029 (d)(e)	4,278	4,266
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (d)(e)	4,612	4,651
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (d)(e)	1,408	1,414
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (d)(e)	394	396
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (d)(e)	142	143
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (d)(e)	3,456	3,465
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (d)	3,622	3,639
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (d)	5,650	5,674
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (d)	4,571	4,607
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A, 4.49% 12/14/2033 (d)(e)	2,965	2,941
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (d)(e)	4,454	4,455
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (d)(e)	1,032	1,028
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (d)(e)	3,086	3,093
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (d)(e)	484	484
Research-Driven Pagaya Motor Asset Trust, Series 2026-3A, Class A2, 4.853% 3/26/2035 (d)(e)	4,409	4,410
Short-Term Bond Fund of America — Page 5 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (d)(e)	USD16,503	$16,551
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (d)(e)	4,738	4,741
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (d)(e)	7,600	7,579
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (d)(e)	9,642	9,646
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (d)(e)	1,000	998
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class A3, 4.864% 1/25/2035 (d)(e)	2,624	2,609
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class B, 5.444% 1/25/2035 (d)(e)	1,910	1,893
Research-Driven Pagaya Motor Asset Trust I, Series 2026-2A, Class A4, 5.62% 2/26/2035 (d)(e)	6,802	6,790
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.71% 6/15/2028 (d)	403	403
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028 (d)	147	147
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (d)	2,735	2,738
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (d)	267	268
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (d)	1,371	1,372
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (d)	2,114	2,118
Santander Drive Auto Receivables Trust, Series 2025-4, Class A2, 4.28% 1/15/2029 (d)	10,663	10,667
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (d)	541	542
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (d)	1,299	1,301
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04% 3/15/2029 (d)	4,746	4,744
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (d)	7,586	7,631
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (d)	917	922
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (d)	7,975	8,033
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (d)	19,220	19,215
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (d)	5,822	5,852
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (d)	902	913
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (d)	789	800
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (d)(e)	1,316	1,319
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (d)(e)	1,143	1,145
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	651	656
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(e)	1,282	1,291
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (d)(e)	1,172	1,181
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (d)(e)	990	986
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (d)(e)	463	461
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A2, 4.65% 5/22/2028 (d)(e)	169	169
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(e)	1,501	1,503
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (d)(e)	6,021	6,041
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (d)(e)	11,923	11,947
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (d)(e)	2,310	2,320
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (d)(e)	3,413	3,411
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (d)(e)	2,621	2,625
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11% 4/20/2029 (d)(e)	5,676	5,649
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (d)	1,737	1,739
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (d)	2,244	2,253
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (d)	4,610	4,630
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (d)	3,293	3,319
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (d)(e)(h)(i)	11,265	6,534
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (d)(e)	17,720	17,705
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (d)(e)	8,166	8,175
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (d)(e)	1,327	1,330
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (d)(e)	193	193
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (d)(e)	16,150	16,337
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (d)(e)	8,343	8,373
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (d)(e)	1,271	1,272
Short-Term Bond Fund of America — Page 6 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (d)(e)	USD3,400	$3,403
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(e)	4,242	4,247
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (d)(e)	4,257	4,264
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (d)(e)	193	194
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (d)(e)	8,027	8,024
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (d)(e)	2,064	2,068
Westlake Automobile Receivables Trust, Series 2026-P1, Class A2, 3.84% 1/16/2029 (d)(e)	3,827	3,820
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (d)(e)	2,617	2,634
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (d)(e)	6,416	6,418
Westlake Automobile Receivables Trust, Series 2026-2A, Class A2A, 4.26% 6/15/2029 (d)(e)	11,458	11,461
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01% 7/16/2029 (d)(e)	12,186	12,157
Westlake Automobile Receivables Trust, Series 2026-P1, Class A3, 3.92% 3/15/2030 (d)(e)	3,801	3,777
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (d)(e)	2,775	2,788
Westlake Automobile Receivables Trust, Series 2026-2A, Class A3, 4.35% 4/15/2030 (d)(e)	5,608	5,608
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (d)(e)	388	390
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (d)(e)	1,959	1,966
Westlake Automobile Receivables Trust, Series 2026-P1, Class A4, 4.01% 3/17/2031 (d)(e)	1,167	1,155
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (d)(e)	40,050	39,970
Wheels Fleet Lease Funding, LLC, Series 2026-1, Class A2A, 4.30% 4/18/2039 (d)(e)	9,178	9,180
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (d)(e)	8,511	8,565
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (d)(e)	6,596	6,639
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (d)	5,085	5,087
		1,262,905
Other asset-backed securities 8.66%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (d)(e)	620	624
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (d)(e)	338	341
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (d)(e)	1,239	1,242
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (d)(e)	861	863
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (d)(e)	1,030	1,033
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (d)(e)	10,839	10,857
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (d)(e)	9,984	9,995
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (d)(e)	1,593	1,595
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (d)(e)	1,799	1,807
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (d)(e)	6,726	6,694
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (d)(e)	14,096	14,027
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (d)(e)	10,260	10,257
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (d)(e)	2,623	2,655
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (d)(e)	11,555	11,526
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (d)(e)	24,179	24,095
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (d)(e)	3,569	3,554
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)	7,501	7,408
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	1,821	1,811
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)	332	335
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (d)(e)	4,380	4,407
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (d)(e)	5,820	5,887
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (d)(e)	866	870
AXIS Equipment Finance Receivables, LLC, Series 2024-1, Class A2, 5.38% 1/21/2031 (d)(e)	955	961
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (d)(e)	2,486	2,510
AXIS Equipment Finance Receivables, LLC, Series 2025-1A, Class A2, 4.70% 9/22/2031 (d)(e)	4,999	5,028
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (d)(e)	112	112
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (d)(e)	92	92
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (d)(e)	7,285	6,758
Short-Term Bond Fund of America — Page 7 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (d)(e)	USD1,474	$1,402
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (d)(e)	2,368	2,373
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (d)(e)	190	191
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (d)(e)	552	551
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (d)(e)	1,622	1,557
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (d)(e)	12,975	13,152
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (d)(e)	12,219	12,199
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (d)(e)	1,171	1,107
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	1,228	1,235
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (d)(e)	7,724	7,605
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (d)(e)	13,829	13,796
CCG Receivables Trust, Series 2023-1, Class A2, 5.82% 9/16/2030 (d)(e)	386	386
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (d)(e)	6,000	6,030
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(e)	41,618	35,101
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(e)	2,516	2,093
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(e)	27,230	21,869
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (d)(e)	10,526	10,561
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (d)(e)	4,160	4,168
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (d)(e)	4,174	4,183
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (d)(e)	13,471	13,473
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (d)(e)	1,903	1,789
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (d)(e)	4,201	3,946
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (d)(e)	3,310	3,107
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (d)(e)	1,171	1,084
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (d)(e)	2,996	2,761
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (d)	4,078	4,116
CNH Equipment Trust, Series 2025-A, Class A3, 4.36% 8/15/2030 (d)	8,000	8,021
CNH Equipment Trust, Series 2025-B, Class A3, 4.30% 10/15/2030 (d)	2,000	2,001
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (d)(e)	2,570	2,584
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (d)(e)	10,228	10,251
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (d)(e)	1,455	1,438
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (d)(e)	5,780	5,860
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (d)(e)	2,278	2,295
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (d)	1,420	1,427
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (d)(e)	2,651	2,657
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (d)(e)	4,240	4,259
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (d)(e)	3,048	3,057
Dell Equipment Finance Trust, Series 2025-1, Class A3, 4.61% 2/24/2031 (d)(e)	5,500	5,528
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (d)(e)	12,622	12,624
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (d)(e)	439	440
DLLAA, LLC, Series 2025-1A, Class A4, 5.08% 4/20/2033 (d)(e)	3,555	3,595
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (d)(e)	495	496
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (d)(e)	1,227	1,243
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (d)(e)	5,478	5,475
DLLMT, LLC, Series 2024-1A, Class A3, 4.84% 8/21/2028 (d)(e)	4,650	4,672
DLLMT, LLC, Series 2026-1A, Class A3, 4.20% 12/20/2029 (d)(e)	5,412	5,392
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (d)(e)	3,000	3,032
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (d)(e)	411	385
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (d)(e)	8,609	8,714
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)	8,298	8,324
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (d)(e)	10,381	10,426
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (d)(e)	4,618	4,373
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (d)(e)	4,088	3,774
Short-Term Bond Fund of America — Page 8 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(e)	USD11,129	$10,682
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(e)	8,848	8,501
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (d)(e)	11,659	10,848
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (d)(e)	5,335	4,999
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (d)(e)	579	580
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (d)(e)	5,326	5,336
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-1, Class A3, 4.98% 1/18/2028 (d)(e)	1,317	1,323
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (d)(e)	4,213	4,223
GreatAmerica Leasing Receivables Funding, LLC, Series 2022-1, Class A4, 5.35% 7/16/2029 (d)(e)	7,122	7,146
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (d)(e)	500	505
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (d)(e)	2,330	2,343
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (d)(e)	538	533
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (d)(e)	1,652	1,657
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (d)(e)	3,706	3,697
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (d)(e)	2,010	2,010
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (d)	2,580	2,594
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (d)	9,899	9,985
Kapitus Asset Securitization, LLC, Series 2026-1A, Class A, 5.36% 5/10/2033 (d)(e)	962	962
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (d)(e)	2,500	2,504
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (d)(e)	6,103	6,129
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (d)(e)	9,370	9,426
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (d)(e)	15,781	15,853
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (d)(e)	21,103	20,792
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (d)(e)	1,284	1,290
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (d)(e)	700	706
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(e)	53,935	45,417
NMEF Funding, LLC, Series 2023-A, Class A2, 6.57% 6/17/2030 (d)(e)	131	131
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (d)(e)	7,603	7,640
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	7,236	7,254
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (d)(e)	10,303	10,331
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (d)(e)	2,644	2,638
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (d)(e)	3,081	3,080
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	9,128	9,206
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (d)(e)	6,093	6,087
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (d)(e)	6,040	6,031
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (d)(e)	4,549	4,527
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (d)(e)	932	918
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (d)(e)	9,046	9,043
Pagaya AI Debt Selection Trust, Series 2026-1, Class A1, 4.228% 2/15/2027 (d)(e)	10,954	10,953
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (d)(e)	19,889	19,875
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (d)(e)	3,340	3,337
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (d)(e)	1,370	1,366
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (d)(e)	16,298	16,255
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (d)(e)	2,774	2,765
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (d)(e)	28,111	28,124
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (d)(e)	3,207	3,211
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (d)(e)	5,615	5,642
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (d)(e)	11,109	11,106
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	4,804	4,824
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030 (d)(e)	9,000	9,134
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (d)(e)	1,463	1,467
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (d)(e)	2,000	2,020
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A3, 4.39% 7/20/2033 (d)(e)	4,079	4,060
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (d)(e)	7,918	7,966
Short-Term Bond Fund of America — Page 9 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
PFS Financing Corp., Series 2026-D, Class A, 4.49% 5/15/2031 (d)(e)	USD1,185	$1,194
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (d)	4,167	4,205
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (d)(e)	1,426	1,408
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(e)	4,374	4,281
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.327% 9/15/2039 (d)(e)(g)	936	946
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (d)(e)	2,678	2,713
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (d)(e)	3,490	3,483
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (d)(e)	2,488	2,502
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (d)(e)	459	459
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (d)(e)	9,350	9,353
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (d)(e)	9,202	9,162
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (d)(e)	18,765	19,018
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (d)(e)	2,732	2,739
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	2,972	3,011
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (d)(e)	1,575	1,543
SLAM, LLC, Series 2026-1A, Class A, 5.547% 7/15/2051 (d)(e)	7,651	7,670
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (d)(e)	423	420
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (d)(e)	1,528	1,501
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (d)(e)	1,243	1,221
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(e)	4,859	4,735
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(e)	5,943	5,697
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (d)(e)	2,539	2,451
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (d)(e)	4,196	3,942
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (d)(e)	390	374
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (d)(e)	8,639	8,123
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (d)(e)	8,821	8,296
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (d)(e)	6,233	5,681
T-Mobile US Trust, Series 2026-1A, Class A, 4.25% 10/21/2030 (d)(e)	11,899	11,882
Trinity Rail Leasing 2018, LLC, Series 2020-1A, Class A, 1.96% 10/17/2050 (d)(e)	2,361	2,264
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (d)(e)	11,230	10,848
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(e)	10,055	9,474
Triumph Rail, LLC, Series 2021-2, Class A, 2.15% 6/19/2051 (d)(e)	2,561	2,490
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	4,005	4,013
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (d)(e)	4,665	4,660
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959% 12/25/2046 (d)(e)	5,163	5,101
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (d)(e)	3,247	3,245
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (d)(e)	555	552
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (d)(e)	2,895	2,899
Upstart Securitization Trust, Series 2026-1, Class A2, 4.30% 3/20/2036 (d)(e)	4,251	4,242
Upstart Securitization Trust, Series 2026-2, Class A2, 4.54% 5/20/2036 (d)(e)	4,803	4,803
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (d)(e)	7,972	7,713
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (d)(e)	7,036	7,057
Verdant Receivables, LLC, Series 2023-1A, Class A2, 6.24% 1/13/2031 (d)(e)	4,136	4,187
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (d)(e)	3,269	3,316
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (d)(e)	11,438	11,528
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (d)(f)	9,867	9,901
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (d)	10,895	11,016
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (d)	7,750	7,752
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (d)(f)	18,658	18,601
Verizon Master Trust, Series 2026-1, Class A1A, 3.94% 2/20/2031 (4.69% on 2/20/2028) (d)(f)	20,495	20,406
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (d)	13,431	13,338
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (d)(e)	3,475	3,516
Verizon Master Trust, Series 2024-5, Class A, 5.00% 6/21/2032 (d)(e)	2,919	2,968
Short-Term Bond Fund of America — Page 10 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (d)(e)	USD2,522	$2,529
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (d)(e)	170	170
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (d)(e)	2,318	2,321
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.128% 10/20/2026 (d)(e)	531	531
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	2,401	2,410
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (d)(e)	1,228	1,228
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (d)(e)	1,490	1,484
		1,123,127
Collateralized loan obligations 3.04%
37 Capital CLO 4, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.473% 4/15/2035 (d)(e)(g)	1,000	997
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (d)(e)(g)	2,240	2,240
ABPCI Direct Lending Fund CLO VI, Ltd., Series 2019-6A, Class A1RR, (3-month USD CME Term SOFR + 1.40%) 5.067% 1/27/2037 (d)(e)(g)	3,000	2,990
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (d)(e)(g)	1,248	1,249
Apex Credit CLO, LLC, Series 2021-2A, Class A1AR, (3-month USD CME Term SOFR + 1.18%) 4.855% 10/20/2034 (d)(e)(g)	4,688	4,689
Apidos CLO XXXII, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 1/20/2033 (d)(e)(g)	3,724	3,732
Ares LIII CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.757% 10/24/2036 (d)(e)(g)	36,363	36,398
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.737% 1/25/2034 (d)(e)(g)	6,580	6,578
Atlas Senior Loan Fund XVI, Ltd., CLO, Series 2021-16A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.775% 1/20/2034 (d)(e)(g)	2,908	2,910
Atlas Senior Loan Fund XVI, Ltd., CLO, Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.575% 1/20/2034 (d)(e)(g)	1,617	1,604
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 0.98%) 4.655% 4/19/2034 (d)(e)(g)	13,798	13,786
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (d)(e)(g)	15,762	15,740
Barings CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.743% 7/15/2034 (d)(e)(g)	5,604	5,603
Battalion CLO XIV, Ltd., Series 2019-14A, Class AR2, (3-month USD CME Term SOFR + 1.14%) 4.815% 1/20/2035 (d)(e)(g)	2,980	2,981
BCC Middle Market CLO, LLC, Series 2023-2A, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.022% 10/21/2035 (d)(e)(g)	2,140	2,131
Beechwood Park CLO, Ltd., Series 2019-1A, Class A1RR, (3-month USD CME Term SOFR + 1.07%) 4.75% 1/17/2035 (d)(e)(g)	4,000	3,999
BlackRock DLF X CLO, LP, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 4.911% 11/21/2033 (d)(e)(g)	11,110	11,119
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 4/19/2034 (d)(e)(g)	4,652	4,656
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (d)(e)(g)	13,000	13,011
Cerberus Loan Funding 53, LLC, CLO, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.153% 1/15/2038 (d)(e)(g)	5,000	5,004
CIFC Funding CLO, Ltd., Series 2023-2A, Class AR, (3-month USD CME Term SOFR + 1.13%) 4.802% 1/21/2037 (d)(e)(g)	11,947	11,961
CIFC Funding CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.322% 1/21/2037 (d)(e)(g)	1,417	1,411
Short-Term Bond Fund of America — Page 11 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Crown City CLO, Series 2023-5AR, Class A1R2, (3-month USD CME Term SOFR + 1.25%) 4.91% 4/22/2037 (d)(e)(g)	USD3,000	$3,000
Dryden 45 Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 4.753% 10/15/2030 (d)(e)(g)	675	675
Dryden 37 Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.035% 1/15/2031 (d)(e)(g)	158	158
Dryden 60 CLO, Ltd., Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 4.985% 7/15/2031 (d)(e)(g)	128	128
Dryden 113 CLO, Ltd., Series 2022-112A, Class AR2, (3-month USD CME Term SOFR + 1.14%) 4.791% 11/15/2036 (d)(e)(g)	3,000	2,998
Dryden 113 CLO, Ltd., Series 2022-11, Class AR3, (3-month USD CME Term SOFR + 1.09%) 4.763% 10/15/2037 (d)(e)(g)	3,000	3,003
Elevation CLO, Ltd., Series 2021-12A, Class C1R2, (3-month USD CME Term SOFR + 1.95%) 5.596% 4/20/2037 (d)(e)(g)	1,850	1,853
Elmwood CLO I, Ltd., Series 2019-1A, Class CR3, (3-month USD CME Term SOFR + 1.60%) 5.275% 4/20/2037 (d)(e)(g)	2,500	2,487
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (d)(e)(g)	7,269	7,274
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 4.775% 10/20/2033 (d)(e)(g)	3,385	3,386
Fortress Credit BSL VIII, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.725% 10/20/2032 (d)(e)(g)	762	763
Fortress Credit BSL VIII, Ltd., CLO, Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.675% 10/20/2032 (d)(e)(g)	1,750	1,752
Fortress Credit BSL XV, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.075% 10/18/2033 (d)(e)(g)	2,597	2,599
Fortress Credit BSL XVIII, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.236% 4/23/2036 (d)(e)(g)	2,400	2,403
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class AR, (3-month USD CME Term SOFR + 1.24%) 4.906% 1/23/2037 (d)(e)(g)	12,000	12,011
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.416% 1/23/2037 (d)(e)(g)	726	724
Galaxy XXII CLO, Ltd., Series 2016-22A, Class BR4, (3-month USD CME Term SOFR + 1.40%) 5.28% 4/16/2034 (d)(e)(g)	1,533	1,533
GCRED BSL CLO 1, Series 2025-BSL1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 4.714% 1/20/2034 (d)(e)(g)	25,500	25,495
GCRED BSL CLO 1, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.364% 1/20/2034 (d)(e)(g)	678	677
Golub Capital Partners CLO 31M, Ltd., Series 2016-31A, Class A2RR, (3-month USD CME Term SOFR + 1.75%) 5.408% 11/5/2037 (d)(e)(g)	1,000	1,001
Golub Capital Partners CLO 44M, Ltd., Series 2019-44A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.245% 10/21/2038 (d)(e)(g)	3,000	3,001
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.795% 7/20/2035 (d)(e)(g)	687	688
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.423% 1/15/2037 (d)(e)(g)	1,213	1,204
Jamestown CLO XI, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 5.631% 7/14/2031 (d)(e)(g)	2,000	2,005
Jamestown CLO XIV, Ltd., Series 2019-14A, Class A1RR, (3-month USD CME Term SOFR + 1.04%) 4.715% 10/20/2034 (d)(e)(g)	9,301	9,303
KKR CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 4.935% 4/15/2031 (d)(e)(g)	88	88
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (d)(e)(g)	2,771	2,773
Short-Term Bond Fund of America — Page 12 of 37

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.706% 7/23/2032 (d)(e)(g)	USD11,741	$11,743
Marble Point CLO XV, Ltd., Series 2019-1A, Class BR2, (3-month USD CME Term SOFR + 1.60%) 5.266% 7/23/2032 (d)(e)(g)	1,250	1,251
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class C1R, (3-month USD CME Term SOFR + 1.70%) 5.375% 4/20/2035 (d)(e)(g)	2,159	2,162
Monroe Capital Mml CLO XII, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 5.436% 9/14/2033 (d)(e)(g)	2,803	2,806
Neuberger Berman Loan Advisers CLO 50, Ltd., Series 2022-50A, Class CR2, (3-month USD CME Term SOFR + 1.55%) 5.216% 7/23/2036 (d)(e)(g)	2,500	2,493
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II, Ltd., Series 2024-2A, Class A1R (3-month USD CME Term SOFR + 1.34%) 5.015% 4/20/2038 (d)(e)(g)	3,000	3,006
Palmer Square CLO, Ltd., Series 2018-2AR, Class BR2, (3-month USD CME Term SOFR + 1.90%) 5.542% 4/16/2037 (d)(e)(g)	1,600	1,601
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.667% 7/24/2031 (d)(e)(g)	1,203	1,204
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (d)(e)(g)	2,022	2,023
Parallel, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.065% 7/20/2036 (d)(e)(g)	9,500	9,511
Post CLO, Ltd., Series 2022-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.375% 4/20/2035 (d)(e)(g)	2,000	2,003
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 6.48% 4/16/2037 (d)(e)(g)	3,000	2,992
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 5.004% 5/20/2031 (d)(e)(g)	10	10
Signal Peak CLO, LLC, Series 2018-5A, Class CR2, (3-month USD CME Term SOFR + 1.95%) 5.581% 4/25/2037 (d)(e)(g)	2,000	2,003
Sound Point CLO V-R LTD, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.087% 7/18/2031 (d)(e)(g)	1,292	1,294
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.767% 4/20/2035 (d)(e)(g)	5,646	5,648
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.75%) 5.417% 4/20/2035 (d)(e)(g)	1,256	1,259
Sounds Point CLO IV-R, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.087% 4/18/2031 (d)(e)(g)	65	65
Sounds Point CLO IV-R, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.187% 4/18/2031 (d)(e)(g)	1,200	1,204
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.713% 4/15/2032 (d)(e)(g)	7,159	7,160
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (d)(e)(g)	10,203	10,198
TCW CLO AMR, Ltd., Series 2019-1A, Class AJR, (3-month USD CME Term SOFR + 1.609%) 5.258% 8/16/2034 (d)(e)(g)	1,000	1,001
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (d)(e)(g)	23,898	23,904
Tralee CLO V, Ltd., Series 2018-5A, Class C1RR, (3-month USD CME Term SOFR + 2.00%) 5.414% 10/20/2034 (d)(e)(g)	3,150	3,122
Trimaran Cavu, Ltd., CLO, Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.467% 10/25/2034 (d)(e)(g)	2,098	2,101
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (d)(e)(g)	15,999	15,998
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.865% 1/20/2037 (d)(e)(g)	8,000	8,004
Short-Term Bond Fund of America — Page 13 of 37

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Venture 36 CLO, Ltd., Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.067% 4/20/2032 (d)(e)(g)	USD1,950	$1,952
Vibrant CLO IX-R, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.275% 4/20/2037 (d)(e)(g)	3,857	3,861
Vibrant CLO, Ltd., Series 2023-16A, Class A1A2, (3-month USD CME Term SOFR + 1.25%) 4.896% 7/15/2036 (d)(e)(g)	10,325	10,328
Wind River CLO, Ltd., Series 2022-1AR, Class ARR, (3-month USD CME Term SOFR + 1.15%) 4.788% 7/20/2035 (d)(e)(g)	5,000	5,001
		394,679
Credit card 1.95%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (d)(e)	39,223	39,290
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (d)	9,889	9,977
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (d)	30,733	30,555
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/15/2029 (d)	15,114	15,176
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	2,089	2,104
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/15/2029 (d)	10,347	10,398
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (d)	9,391	9,477
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (d)	4,219	4,267
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	8,501	8,471
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (d)(e)	921	918
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (d)(e)	714	713
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	5,559	5,560
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	17,757	17,764
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (d)(e)	1,659	1,659
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (d)(e)	405	402
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (d)(e)	16,512	16,482
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34% 7/15/2032 (d)(e)	1,668	1,664
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (d)	5,633	5,644
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (d)	3,984	4,009
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (d)	8,978	9,054
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (d)	7,759	7,828
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (d)	17,351	17,398
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (d)	13,956	13,860
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (d)	5,394	5,454
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (d)	15,181	15,246
		253,370
Student loan 0.23%
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (d)(e)	6,345	6,354
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (d)(e)	2,244	2,221
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (d)(e)	6,499	6,126
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(e)	3,736	3,564
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (d)(e)	10,112	9,616
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 4.949% 7/25/2051 (d)(e)(g)	302	302
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.193% 11/15/2052 (d)(e)(g)	729	737
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (d)(e)	1,055	970
		29,890
Total asset-backed obligations		3,063,971
Short-Term Bond Fund of America — Page 14 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 17.76% Collateralized mortgage-backed obligations (privately originated) 6.87%	Principal amount (000)	Value (000)
Angel Oak Mortgage Trust, Series 2022-6, Class A1, 4.30% 7/25/2067 (5.30% on 9/1/2026) (d)(e)(f)	USD12,010	$11,968
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(e)(f)	4,128	4,150
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (d)(e)(f)	4,172	4,179
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (d)(e)(g)	1,703	1,563
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (d)(e)(g)	1,643	1,605
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049 (d)(e)(g)	201	196
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049 (d)(e)(g)	1,586	1,549
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (d)(e)	423	414
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (d)(e)	7,471	7,272
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (d)(e)(f)	18,093	18,114
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (d)(e)(f)	10,975	10,696
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (d)(e)(g)	1,665	1,548
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (d)(e)(g)	4,896	4,607
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (d)(e)(g)	1,915	1,900
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (d)(e)(g)	254	232
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 5.272% 11/25/2061 (d)(e)	448	446
BRAVO Residential Funding Trust, Series 2023-NQM4, Class M1, 6.96% 5/25/2063 (d)(e)(g)	4,035	4,025
BRAVO Residential Funding Trust, Series 2023-NQM7, Class B1, 7.88% 9/25/2063 (d)(e)(g)	535	538
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (d)(e)(f)	1,142	1,145
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (d)(e)(f)	1,510	1,515
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (d)(e)(f)	7,008	7,046
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(e)(f)	10,462	10,507
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (d)(e)(f)	4,083	4,106
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040 (d)(e)	7,105	6,876
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049 (d)(e)(g)	993	978
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (d)	1,000	952
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(g)	8,844	8,822
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (d)(e)(g)	23,159	22,724
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (d)(e)(f)	5,867	5,763
CIM Trust, Series 2020-R5, Class M1, 2.75% 12/25/2059 (d)(e)(g)	5,700	5,424
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (d)(e)(g)	7,033	6,636
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (d)(e)(g)	2,556	2,037
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (d)(e)(g)	1,783	1,753
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (d)(e)(g)	898	854
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (d)(e)(f)	5,160	5,149
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (d)(e)(f)	3,010	3,023
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (d)(e)(f)	944	950
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (d)(e)(f)	6,986	7,031
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (d)(e)(g)	6,408	5,816
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 9.477% 7/25/2029 (d)(g)	850	874
Connecticut Avenue Securities Trust, Series 2018-C01, Class 1M2C, (30-day Average USD-SOFR + 2.364%) 5.977% 7/25/2030 (d)(g)	2,767	2,814
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.512% 6/25/2043 (d)(e)(g)	1,396	1,405
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.662% 1/25/2044 (d)(e)(g)	992	992
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.712% 2/25/2044 (d)(e)(g)	169	170
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.612% 5/25/2044 (d)(e)(g)	3,335	3,342
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.762% 9/25/2044 (d)(e)(g)	4,149	4,160
Short-Term Bond Fund of America — Page 15 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.612% 2/25/2045 (d)(e)(g)	USD2,805	$2,809
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.762% 2/25/2045 (d)(e)(g)	757	757
Connecticut Avenue Securities Trust, Series 2025-R03, Class 1M1, (30-day Average USD-SOFR + 0.95%) 4.562% 9/25/2045 (d)(e)(g)	3,615	3,613
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.662% 2/25/2046 (d)(e)(g)	4,718	4,720
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(e)(f)	13,501	13,099
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M2, (30-day Average USD-SOFR + 2.10%) 5.712% 10/25/2033 (d)(e)(g)	651	663
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 5.262% 1/25/2034 (d)(e)(g)	383	384
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 8.727% 12/25/2028 (d)(g)	3,410	3,420
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.912% 2/25/2042 (d)(e)(g)	78	78
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.562% 6/25/2042 (d)(e)(g)	4,814	4,872
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.312% 9/25/2042 (d)(e)(g)	4,000	4,132
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 4.962% 2/25/2044 (d)(e)(g)	5,907	5,930
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.562% 9/25/2045 (d)(e)(g)	1,738	1,741
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.462% 2/25/2046 (d)(e)(g)	11,474	11,474
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class M2, (30-day Average USD-SOFR + 2.214%) 5.827% 9/25/2048 (d)(e)(g)	2,038	2,077
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.612% 11/25/2050 (d)(e)(g)	7,155	7,870
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (d)(e)(f)	498	500
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(e)(f)	2,377	2,394
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (d)(e)(g)	10,741	9,850
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (d)(e)(f)	5,545	5,419
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (d)(e)(f)	2,967	2,881
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (d)(e)	4,196	4,134
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (d)(e)	8,818	8,696
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (d)(e)	223	222
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (d)(e)(f)	7,222	7,246
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (d)(e)(f)	12,047	12,023
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (d)(e)(g)	9,116	9,131
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (d)(e)	1,686	1,688
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (d)(e)	4,863	4,871
Liberty Street Trust, Series 2026-225L, Class A, 4.746% 2/10/2043 (d)(e)(g)	4,997	4,921
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (d)(e)(g)	640	626
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (d)(e)(f)	3,585	3,588
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(e)(f)	4,792	4,819
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(e)(f)	7,184	7,181
Mill City Mortgage Trust, Series 15-1, Class M3, 3.743% 6/25/2056 (d)(e)(g)	1,493	1,484
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (d)(e)(g)	1,742	1,702
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(e)(f)	10,564	10,657
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (d)(e)(g)	3,009	3,009
Short-Term Bond Fund of America — Page 16 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035 (d)(e)(g)	USD167	$162
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055 (d)(e)(g)	345	334
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (d)(e)(g)	150	144
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (d)(e)(g)	1,022	993
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (d)(e)(g)	289	282
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (d)(e)(g)	556	549
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/25/2058 (d)(e)(g)	523	508
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (d)(e)(g)	3,745	3,601
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (d)(e)(f)	3,444	3,461
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(g)	2,432	2,259
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037 (d)(e)	3,206	3,171
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 8/25/2062 (6.11% on 8/1/2026) (d)(e)(f)	2,613	2,609
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (d)(e)(f)	4,414	4,404
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(e)(f)	9,597	9,639
Onslow Bay Financial Mortgage Loan Trust, Series 2026-NQM4, Class A1, 5.173% 2/25/2066 (d)(e)(g)	12,410	12,395
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.705% 4/25/2053 (d)(e)(g)	10,801	10,825
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(e)(f)	7,730	7,713
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (d)(e)(g)	16,015	15,864
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (d)(e)(f)	1,888	1,894
Onslow Bay Financial, LLC, Series 2023-NQM8, Class A1, 7.045% 09/25/2063 (8.045% on 9/1/2027) (d)(e)(f)	842	845
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (d)(e)(f)	1,931	1,939
Onslow Bay Financial, LLC, Series 2023-NQM9, Class A1, 7.159% 10/25/2063 (8.159% on 10/1/2027) (d)(e)(f)	2,272	2,285
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (d)(e)(f)	722	724
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(e)(f)	5,920	5,953
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (d)(e)(f)	4,910	4,937
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (d)(e)(f)	1,501	1,515
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(e)(f)	6,736	6,789
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (d)(e)(f)	6,082	6,136
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (d)(e)(f)	20,209	20,382
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (d)(e)(f)	2,771	2,774
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (d)(e)(f)	5,400	5,444
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (d)(e)(f)	16,168	16,257
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(e)(f)	5,108	5,140
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(e)(f)	15,792	15,872
Onslow Bay Financial, LLC, Series 2025-NQM12, Class A1, 5.316% 6/25/2065 (6.316% on 6/1/2031) (d)(e)(f)	4,343	4,350
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (d)(e)(f)	3,891	3,889
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (d)(e)(f)	4,702	4,677
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (d)(e)(f)	5,683	5,674
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (d)(e)(g)	12,505	12,444
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (d)(e)(g)	7,688	7,702
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (d)(e)(g)	5,872	5,180
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (d)(e)(f)	2,637	2,650
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (d)(e)	5,650	5,627
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (d)(e)	614	606
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (d)(e)	3,781	3,634
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (d)(e)	5,576	5,280
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (d)(e)	3,367	3,176
Progress Residential Trust, Series 2025-SFR3, Class B, 3.39% 7/17/2042 (d)(e)	6,000	5,595
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	4,098	3,864
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (d)(e)	1,488	1,431
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (d)(e)	6,233	6,023
Short-Term Bond Fund of America — Page 17 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (d)(e)(f)	USD3,272	$3,172
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.03% 10/25/2055 (d)(e)(g)	11,422	11,463
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.377% 10/17/2041 (d)(e)(g)	4,394	4,395
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.078% 2/17/2042 (d)(e)(g)	2,336	2,332
Starwood Mortgage Residential Trust, Series 2025-SFR6, Class A, (1-month USD CME Term SOFR + 1.40%) 5.028% 8/17/2042 (d)(e)(g)	12,000	11,998
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 4.699% 10/25/2048 (d)(e)(g)	1,314	1,317
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.207% 3/25/2054 (d)(e)(g)	2,637	2,621
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.30% 2/25/2055 (d)(e)(g)	1,830	1,809
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.961% 5/25/2055 (d)(e)(g)	17,794	17,625
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (d)(e)(g)	1,252	1,244
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (d)(e)(g)	1,124	1,121
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.074% 4/25/2056 (d)(e)(g)	1,788	1,767
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (d)(e)(g)	2,538	2,512
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056 (d)(e)(g)	4,000	3,931
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (d)(e)(g)	5,084	5,040
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (d)(e)(g)	946	918
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.75% 4/25/2057 (d)(e)(g)	301	298
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (d)(e)(g)	1,265	1,247
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (d)(e)(g)	944	900
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057 (d)(e)(g)	2,300	2,246
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (d)(e)(g)	855	847
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (d)(e)(g)	3,000	2,895
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (d)(e)(g)	72	72
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (d)(e)(g)	1,960	1,952
Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.50% 03/25/2058 (d)(e)(g)	3,500	3,423
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (d)(e)(g)	3,277	3,186
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058 (d)(e)(g)	128	128
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (d)(e)(g)	2,983	2,937
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 4.699% 5/25/2058 (d)(e)(g)	139	141
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (d)(e)(g)	1,639	1,590
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 4.699% 10/25/2059 (d)(e)(g)	671	672
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(e)	2,279	2,079
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.587% 11/25/2060 (d)(e)(g)	7,156	6,965
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (d)(e)	7,405	7,069
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.963% 7/25/2065 (d)(e)(g)	2,714	2,703
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (d)(e)	764	730
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (d)(e)	5,066	5,046
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (d)(e)	7,245	7,194
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (d)(e)	3,424	3,408
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (d)(e)	2,716	2,710
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (d)(e)	5,919	5,848
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (d)(e)(f)	7,188	7,208
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (d)(e)(f)	2,811	2,788
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (d)(e)(g)	7,459	7,483
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(e)(f)	6,705	6,691
Verus Securitization Trust, Series 2023-6, Class A3, 7.09% 9/25/2068 (8.09% on 9/1/2027) (d)(e)(f)	1,851	1,856
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (d)(e)(f)	3,423	3,442
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (d)(e)(f)	3,654	3,674
Short-Term Bond Fund of America — Page 18 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (d)(e)(f)	USD17,590	$17,737
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (d)(e)(f)	4,804	4,856
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(e)(f)	6,295	6,348
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (d)(e)(g)	8,173	8,171
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (d)(e)(g)	4,353	4,357
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (d)(e)(g)	4,266	4,279
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(g)	4,921	4,940
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (d)(e)(f)	4,355	4,383
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(e)(f)	6,954	6,955
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (d)(e)(f)	7,343	7,303
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (d)(e)(g)	7,302	7,217
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (d)(e)(g)	9,592	9,565
		890,952
Commercial mortgage-backed securities 5.55%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.37% 6/15/2040 (d)(e)(g)	1,130	1,136
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (d)(e)	1,981	1,959
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (d)(e)	9,583	9,123
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (d)(e)	878	822
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (d)(e)	594	560
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (d)(e)	4,452	4,325
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.319% 7/15/2041 (d)(e)(g)	1,342	1,347
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (d)(e)(g)	7,479	7,531
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (d)	10,654	10,580
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (d)	3,099	3,071
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (d)(g)	1,465	1,497
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056 (d)(g)	4,885	5,130
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (d)	710	733
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (d)	12,896	13,303
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (d)	1,881	1,932
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (d)(g)	2,085	2,157
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (d)(g)	1,798	1,846
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (d)	1,185	1,124
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (d)	1,613	1,554
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (d)	1,649	1,553
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (d)(g)	2,247	2,257
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.546% 3/15/2037 (d)(e)(g)	6,045	5,740
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.701% 12/15/2056 (d)(g)	388	407
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (d)(g)	1,719	1,754
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (d)(g)	1,570	1,561
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (d)	5,087	4,539
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (d)(g)	4,348	4,514
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (d)(g)	672	695
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (d)(g)	276	284
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (d)(g)	1,987	2,064
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (d)	13,088	13,390
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (d)(g)	300	307
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (d)	317	322
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (d)(g)	2,000	2,070
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (d)(g)	1,930	1,978
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (d)(e)(g)	7,318	7,265
Short-Term Bond Fund of America — Page 19 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 4.969% 3/15/2041 (d)(e)(g)	USD3,980	$3,990
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (d)(g)	971	1,000
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056 (d)(g)	1,996	2,074
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (d)(g)	370	388
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (d)(g)	2,244	2,308
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (d)(g)	3,940	4,078
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (d)	386	392
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(g)	3,140	3,219
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (d)(g)	4,599	4,739
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (d)(g)	2,971	3,069
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.227% 12/15/2042 (d)(e)(g)	18,155	18,206
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.527% 12/15/2042 (d)(e)(g)	1,057	1,060
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.592% 11/15/2038 (d)(e)(g)	13,980	13,990
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.617% 1/17/2039 (d)(e)(g)	10,463	10,464
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.069% 4/15/2041 (d)(e)(g)	5,101	5,113
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (d)(e)(g)	21,410	21,378
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.319% 8/15/2041 (d)(e)(g)	13,383	13,456
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.069% 11/15/2041 (d)(e)(g)	11,736	11,760
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	15,330	15,497
BX Trust, Series 2025-ARIA, Class A, 5.199% 12/13/2042 (d)(e)(g)	26,000	26,137
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.327% 12/15/2044 (d)(e)(g)	24,862	24,919
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.727% 12/15/2044 (d)(e)(g)	2,998	3,006
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (d)(e)	3,158	3,113
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.529% 7/15/2041 (d)(e)(g)	3,180	3,192
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.978% 7/15/2041 (d)(e)(g)	421	423
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.269% 8/15/2041 (d)(e)(g)	10,569	10,540
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (d)	2,000	1,967
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (d)	3,686	3,641
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(g)	17,000	17,443
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(g)	6,311	6,425
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (d)	229	228
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (d)	4,000	3,978
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.751% 5/15/2043 (d)(e)(g)	8,797	8,773
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (d)	318	315
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (d)	646	639
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (d)(g)	882	861
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (d)(e)	5,393	5,508
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(g)	9,188	9,261
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (d)(e)(f)	7,791	7,749
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (d)(e)(g)	5,720	5,668
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (d)(e)(g)	12,453	12,494
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (d)(e)(g)	4,339	4,337
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (d)(e)(g)	3,942	3,940
ELM Trust 2024, Series 2024-ELM, Class B10, 5.596% 6/10/2039 (d)(e)(g)	5,283	5,281
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (d)(e)(g)	4,744	4,741
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (d)(e)(g)	380	380
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.927% 10/15/2042 (d)(e)(g)	4,951	4,964
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.227% 10/15/2042 (d)(e)(g)	376	377
Short-Term Bond Fund of America — Page 20 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.827% 2/15/2043 (d)(e)(g)	USD9,369	$9,390
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (d)(g)	7,079	7,183
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.077% 12/15/2039 (d)(e)(g)	5,334	5,348
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.077% 3/15/2041 (d)(e)(g)	7,917	7,939
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (d)(e)	4,347	4,379
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.318% 5/15/2041 (d)(e)(g)	7,231	7,257
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (d)(e)(g)	14,790	14,740
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (d)	4,459	4,408
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (d)	1,000	988
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (d)	2,975	2,612
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.02% 3/15/2042 (d)(e)(g)	8,709	8,738
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.369% 3/15/2042 (d)(e)(g)	1,617	1,623
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(g)	7,830	7,886
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(e)(g)	15,227	15,556
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.977% 3/15/2042 (d)(e)(g)	9,982	9,994
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (d)	1,060	1,032
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141% 12/15/2049 (d)	2,675	2,658
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (d)	250	246
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (d)(e)	7,510	6,475
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (d)(g)	2,738	2,724
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (d)	2,145	2,132
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.22% 11/15/2039 (d)(e)(g)	4,950	4,962
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.169% 12/15/2039 (d)(e)(g)	5,996	6,004
LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041 (d)(e)(g)	10,198	10,255
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (d)(e)	6,622	6,409
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052 (d)	337	335
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (d)	5,060	5,198
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (d)(e)(g)	10,711	10,663
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (d)(e)(g)	777	776
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (d)(e)	7,505	7,257
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.019% 5/15/2039 (d)(e)(g)	6,371	6,385
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.141% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (d)(e)(f)	15,780	15,783
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.491% 5/15/2038 (d)(e)(g)	500	500
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.627% 1/15/2039 (d)(e)(g)	33,422	33,417
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.07% 2/15/2042 (d)(e)(g)	20,328	20,228
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (d)	2,954	2,926
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (d)(e)(g)	414	410
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (d)	4,681	4,601
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (d)(g)	1,000	978
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (d)	410	425
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (d)(g)	2,452	2,536
Short-Term Bond Fund of America — Page 21 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.346% 11/15/2057 (d)(g)	USD3,899	$4,032
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.416% 11/15/2027 (d)(e)(g)	15,121	15,210
		719,509
Federal agency mortgage-backed obligations 5.34%
Fannie Mae Pool #555538 5.765% 5/1/2033 (d)(g)	89	90
Fannie Mae Pool #888521 5.827% 3/1/2034 (d)(g)	179	184
Fannie Mae Pool #889579 6.00% 5/1/2038 (d)	670	703
Fannie Mae Pool #AL0095 6.00% 7/1/2038 (d)	24	25
Fannie Mae Pool #889983 6.00% 10/1/2038 (d)	271	285
Fannie Mae Pool #DB4044 6.00% 5/1/2039 (d)	1,578	1,632
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (d)	3,528	3,628
Fannie Mae Pool #DC3297 6.00% 9/1/2039 (d)	441	455
Fannie Mae Pool #DC3296 6.00% 9/1/2039 (d)	70	72
Fannie Mae Pool #DC1020 6.00% 9/1/2039 (d)	31	32
Fannie Mae Pool #DC9263 6.00% 12/1/2039 (d)	327	337
Fannie Mae Pool #FA0743 6.00% 3/1/2040 (d)	8,010	8,238
Fannie Mae Pool #MA5662 6.00% 3/1/2040 (d)	6,859	7,055
Fannie Mae Pool #MA5685 6.00% 4/1/2040 (d)	1,120	1,152
Fannie Mae Pool #MA5747 6.00% 6/1/2040 (d)	647	665
Fannie Mae Pool #AI8806 5.00% 8/1/2041 (d)	431	436
Fannie Mae Pool #AB9584 3.50% 6/1/2043 (d)	3	3
Fannie Mae Pool #BK2010 4.00% 4/1/2048 (d)	10	10
Fannie Mae Pool #BK5305 4.00% 6/1/2048 (d)	6	6
Fannie Mae Pool #BX1762 5.50% 11/1/2052 (d)	29	30
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (d)	2,561	2,592
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (d)	908	931
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (d)	61	63
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	423	427
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	839	851
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (d)	255	262
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (d)	2,954	2,980
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (d)	37	38
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (d)	1,108	1,101
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	217	219
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	70	71
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (d)	1,114	1,121
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	727	733
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (d)	4,040	4,223
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (d)	1,536	1,606
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (d)	1,235	1,294
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	436	439
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (d)	593	608
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (d)	1,537	1,610
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (d)	1,124	1,150
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	4	4
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	12,962	13,276
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	1,252	1,262
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	15,970	16,342
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (d)	12,194	12,729
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (d)	43	45
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (d)	4,677	4,925
Fannie Mae Pool #DA4639 6.50% 12/1/2053 (d)	7	7
Short-Term Bond Fund of America — Page 22 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (d)	USD13,806	$14,356
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (d)	5,344	5,618
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	258	259
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	127	128
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (d)	16,439	16,918
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (d)	1,395	1,438
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (d)	967	989
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (d)	3,043	3,175
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	136	137
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (d)	10,196	10,509
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (d)	9,723	10,000
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	148	151
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (d)	88	91
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (d)	40	41
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	770	788
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (d)	3,168	3,187
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	2,963	3,070
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	1,306	1,336
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	366	376
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	333	342
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (d)	5,081	5,318
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (d)	2,902	3,018
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	1,945	1,969
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (d)	1,121	1,127
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	1,061	1,073
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (d)	4,942	5,052
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	1,781	1,821
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	1,482	1,525
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	824	843
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	679	703
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	257	264
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (d)	7,963	8,334
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (d)	6,987	7,279
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (d)	2,097	2,189
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (d)	1,173	1,232
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	53	55
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (d)	341	337
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (d)	5,364	5,483
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	1,074	1,107
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	530	543
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	470	482
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	439	452
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	246	252
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	129	134
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	128	132
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	129	132
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	107	111
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (d)	4,698	4,912
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (d)	1,495	1,567
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (d)	7,486	7,597
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (d)	1,607	1,622
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (d)	904	911
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (d)	790	795
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	1,048	1,078
Short-Term Bond Fund of America — Page 23 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (d)	USD177	$181
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (d)	74	76
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (d)	26	27
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (d)	674	683
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (d)	1,086	1,140
Fannie Mae Pool #DC4585 5.50% 11/1/2054 (d)	2,287	2,308
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (d)	56	57
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (d)	6,226	6,364
Fannie Mae Pool #MA5553 5.50% 12/1/2054 (d)	7,417	7,458
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (d)	6,520	6,587
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (d)	2,002	2,047
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (d)	32	33
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (d)	1,912	1,954
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (d)	778	782
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	476	487
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	648	663
Fannie Mae Pool #CC0972 6.00% 3/1/2055 (d)	14	14
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (d)	3,030	3,097
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (d)	39	40
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (d)	37	38
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	979	1,000
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (d)	95	97
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (d)	5,879	6,010
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	64	66
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (d)	278	287
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (d)	4,028	3,910
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (d)(g)	7	7
Freddie Mac Pool #781228 5.875% 2/1/2034 (d)(g)	151	154
Freddie Mac Pool #A23893 5.50% 7/1/2034 (d)	85	85
Freddie Mac Pool #782818 6.117% 11/1/2034 (d)(g)	80	82
Freddie Mac Pool #1H2524 5.912% 8/1/2035 (d)(g)	242	251
Freddie Mac Pool #1L1292 6.304% 1/1/2036 (d)(g)	259	267
Freddie Mac Pool #G02162 5.50% 5/1/2036 (d)	59	60
Freddie Mac Pool #848751 5.945% 6/1/2036 (d)(g)	48	50
Freddie Mac Pool #848365 6.17% 7/1/2036 (d)(g)	218	224
Freddie Mac Pool #QO1940 6.00% 3/1/2039 (d)	397	409
Freddie Mac Pool #QO2528 6.00% 9/1/2039 (d)	149	154
Freddie Mac Pool #SB8373 6.00% 3/1/2040 (d)	460	473
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (d)	5,156	5,306
Freddie Mac Pool #SB8380 6.00% 4/1/2040 (d)	118	121
Freddie Mac Pool #SB8386 6.00% 5/1/2040 (d)	3,784	3,892
Freddie Mac Pool #RR0004 6.00% 6/1/2040 (d)	1,216	1,250
Freddie Mac Pool #760014 4.634% 8/1/2045 (d)(g)	314	313
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (d)	53	51
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	127	124
Freddie Mac Pool #SD8175 3.50% 10/1/2051 (d)	12	11
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (d)	22	22
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (d)	19,152	17,986
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (d)	108	104
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (d)	21	21
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (d)	282	285
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (d)	818	811
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (d)	6,102	6,273
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (d)	20	20
Short-Term Bond Fund of America — Page 24 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (d)	USD2,968	$3,051
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (d)	2,283	2,259
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (d)	1,738	1,727
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (d)	1,037	1,046
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (d)	3,360	3,454
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (d)	2,150	2,204
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (d)	198	205
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (d)	578	572
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	1,208	1,218
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (d)	2,394	2,481
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (d)	293	301
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (d)	1,910	1,999
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (d)	1,748	1,831
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (d)	1,677	1,773
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (d)	1,568	1,659
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (d)	1,127	1,194
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (d)	923	975
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (d)	618	646
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (d)	503	538
Freddie Mac Pool #QG5777 6.50% 6/1/2053 (d)	111	116
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	54	54
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	2,002	2,019
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (d)	1,578	1,619
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	292	304
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	135	139
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (d)	336	339
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	2,448	2,511
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (d)	16,814	17,491
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (d)	22,918	23,538
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (d)	8,019	8,200
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	1,961	2,044
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (d)	55	57
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (d)	1,428	1,485
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	32	33
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	4,363	4,460
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (d)	825	836
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (d)	588	592
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (d)	1,425	1,464
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	160	165
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (d)	813	831
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	211	219
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	396	403
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (d)	91	93
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (d)	50	51
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (d)	2,896	2,913
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	535	541
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	520	526
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	4,004	4,093
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	2,089	2,174
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	1,030	1,057
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	636	654
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	448	459
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	266	273
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (d)	1,113	1,169
Short-Term Bond Fund of America — Page 25 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (d)	USD18	$18
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (d)	269	266
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (d)	185	184
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (d)	176	173
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (d)	1,865	1,884
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (d)	1,095	1,103
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	1,055	1,066
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (d)	485	491
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	194	196
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (d)	2,989	3,095
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	2,733	2,794
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (d)	1,708	1,752
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	661	679
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (d)	601	618
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (d)	28	29
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (d)	4,624	4,824
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (d)	4,158	4,324
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (d)	1,716	1,793
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (d)	944	985
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (d)	1,626	1,635
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (d)	919	934
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (d)	856	868
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (d)	814	823
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	152	153
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	2,320	2,385
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	1,187	1,220
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	1,146	1,191
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	1,131	1,171
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	651	667
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (d)	553	565
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (d)	5,459	5,696
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (d)	1,148	1,196
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (d)	768	801
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (d)	674	708
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (d)	276	287
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (d)	212	222
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	6,148	6,182
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (d)	359	375
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (d)	18,981	19,160
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	511	514
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (d)	1,656	1,695
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (d)	5,455	5,514
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	2,172	2,184
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (d)	3,615	3,635
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (d)	1,186	1,212
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	250	265
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (d)	165	175
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	251	257
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (d)	124	125
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (d)	300	307
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (d)	458	479
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	16,460	16,827
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (d)	3,629	3,710
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (d)	557	582
Short-Term Bond Fund of America — Page 26 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	USD1,373	$1,404
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (d)	533	544
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (d)	500	512
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (d)	308	325
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (d)	24,224	24,763
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (d)	320	327
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (d)	133	136
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (d)	8	8
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026 (d)	19	18
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027 (d)(g)	10	10
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029 (d)	22,724	23,236
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (d)	2,452	2,325
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (d)	3,850	3,619
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (d)(g)	3,781	3,580
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (d)(g)	12	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (d)	9	8
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (d)	2,037	1,987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (d)(g)	2,576	2,504
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058 (d)	33	32
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (d)	710	681
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (d)	5,626	5,367
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (d)	1,136	1,066
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (d)	8,031	7,855
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (d)	1,329	1,295
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (d)	28	28
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048 (d)	1,221	1,228
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049 (d)	263	264
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049 (d)	861	868
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (d)	24	24
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (d)	260	259
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (d)	4	4
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061 (d)	3	3
Government National Mortgage Assn. Pool #725876 4.92% 9/20/2061 (d)	— (j)	— (j)
Government National Mortgage Assn. Pool #710085 4.938% 9/20/2061 (d)	2	2
Government National Mortgage Assn. Pool #725879 4.92% 10/20/2061 (d)	— (j)	— (j)
Government National Mortgage Assn. Pool #AC0975 4.684% 4/20/2063 (d)	1	1
Government National Mortgage Assn. Pool #AC1008 4.684% 10/20/2063 (d)	— (j)	— (j)
Government National Mortgage Assn. Pool #776094 4.738% 10/20/2063 (d)	1	1
Government National Mortgage Assn. Pool #AG8041 4.369% 11/20/2063 (d)	2	2
Government National Mortgage Assn. Pool #AG8060 4.369% 12/20/2063 (d)	2	2
Government National Mortgage Assn. Pool #AG8069 4.254% 1/20/2064 (d)	3	3
Government National Mortgage Assn. Pool #AG8070 4.369% 1/20/2064 (d)	2	2
Government National Mortgage Assn. Pool #AC1026 4.684% 1/20/2064 (d)	1	1
Government National Mortgage Assn. Pool #AG8081 4.254% 2/20/2064 (d)	3	3
Government National Mortgage Assn. Pool #AG8082 4.369% 2/20/2064 (d)	2	2
Government National Mortgage Assn. Pool #AG8076 4.779% 2/20/2064 (d)	1	1
Government National Mortgage Assn. Pool #AG8149 4.226% 6/20/2064 (d)(g)	16	16
Government National Mortgage Assn. Pool #767680 4.299% 6/20/2064 (d)	8	7
Government National Mortgage Assn. Pool #AO0461 4.618% 8/20/2065 (d)	2	2
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050 (d)	1,558	1,510
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 4.49% 5/20/2062 (d)(g)	52	52
Government National Mortgage Assn., Series 2012-H20, Class PT, 4.46% 7/20/2062 (d)(g)	278	280
Short-Term Bond Fund of America — Page 27 of 37

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 4.39% 3/20/2064 (d)(g)	USD225	$226
Uniform Mortgage-Backed Security 5.50% 6/1/2041 (d)(k)	3,645	3,710
Uniform Mortgage-Backed Security 4.00% 6/1/2056 (d)(k)	28,883	27,046
Uniform Mortgage-Backed Security 5.50% 6/1/2056 (d)(k)	6	6
Uniform Mortgage-Backed Security 7.00% 6/1/2056 (d)(k)	701	742
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (d)(k)	1	1
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (d)(k)	31,965	29,911
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (d)(k)	123	123
		692,509
Total mortgage-backed obligations		2,302,970
Corporate bonds and notes 8.57% Financials 3.88%
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (f)	9,000	9,047
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (f)	9,000	8,969
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	4,522	4,845
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (f)	5,000	5,040
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (f)	18,900	18,616
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (f)	50	50
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (f)	300	268
Bank of Montreal 4.567% 9/10/2027 (USD-SOFR + 0.88% on 9/10/2026) (f)	10,000	10,004
Citibank, NA 4.929% 8/6/2026	3,000	3,003
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (f)	8,100	8,139
Corebridge Global Funding 4.25% 8/21/2028 (e)	15,000	14,895
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (f)	10,000	9,932
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (f)	11,265	11,281
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (f)	4,870	4,812
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	13,000	13,141
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (f)	5,000	5,025
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (f)	11,295	11,314
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	31,000	31,469
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029) (f)	10,000	10,097
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (f)	12,000	11,938
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	10,644	10,630
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (f)	12,500	12,263
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (f)	11,350	11,158
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	2,750	2,426
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	3,490	3,117
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	15,000	15,044
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)	1,325	1,333
LSEG US Fin Corp. 4.25% 3/23/2029 (e)	5,000	4,960
LSEG US Fin Corp. 4.50% 3/23/2031 (e)	8,900	8,794
Mastercard, Inc. 4.10% 1/15/2028	15,865	15,874
Mastercard, Inc. 4.55% 3/15/2028	6,505	6,546
Met Tower Global Funding 1.25% 9/14/2026 (e)	10,000	9,920
Metropolitan Life Global Funding I 1.875% 1/11/2027 (e)	16,000	15,787
Metropolitan Life Global Funding I 4.40% 6/30/2027 (e)	5,600	5,615
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (f)	10,000	10,107
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (f)	10,000	10,064
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (f)	14,149	13,988
Short-Term Bond Fund of America — Page 28 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (f)	USD7,126	$7,049
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (f)	8,725	8,630
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR + 0.96% on 4/10/2029) (f)	12,000	11,955
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (f)	775	782
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	725	723
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (f)	5,000	5,076
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (f)	10,000	9,816
National Australia Bank, Ltd. 5.087% 6/11/2027	2,000	2,021
National Australia Bank, Ltd. 4.50% 10/26/2027	20,000	20,106
Northwestern Mutual Global Funding 4.11% 9/12/2027 (e)	2,500	2,494
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (f)	12,500	12,512
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	2,500	2,558
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (f)	5,000	5,094
Progressive Corp. 4.60% 3/26/2031	1,739	1,740
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (f)	10,000	10,080
Swedbank AB 6.136% 9/12/2026 (e)	20,000	20,112
Toronto-Dominion Bank (The) 4.861% 1/31/2028	7,500	7,556
Toronto-Dominion Bank (The) 4.783% 12/17/2029	6,000	6,057
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (f)	6,771	6,852
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	13,000	13,149
		503,873
Consumer discretionary 1.20%
Amazon.com, Inc. 3.90% 11/20/2028	7,000	6,950
Amazon.com, Inc. 4.25% 3/13/2031	28,000	27,697
American Honda Finance Corp. 4.80% 3/5/2030	16,702	16,708
BMW US Capital, LLC 5.05% 3/21/2030 (e)	10,000	10,113
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (e)	6,525	6,451
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (e)	3,502	3,519
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (e)	3,180	3,205
Hyundai Capital America 5.45% 6/24/2026 (e)	6,226	6,232
Hyundai Capital America 5.275% 6/24/2027 (e)	10,000	10,089
Hyundai Capital America 4.90% 6/23/2028 (e)	9,396	9,442
Hyundai Capital America 4.25% 9/18/2028 (e)	5,979	5,931
Hyundai Capital America 4.25% 1/8/2029 (e)	7,723	7,639
Hyundai Capital America 5.10% 6/24/2030 (e)	9,390	9,477
Toyota Motor Credit Corp. 4.60% 1/8/2027	2,500	2,510
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (e)	9,573	9,624
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (e)	20,000	20,126
		155,713
Communication services 0.66%
Alphabet, Inc. 3.875% 11/15/2028	10,000	9,944
Alphabet, Inc. 4.00% 5/15/2030	12,581	12,438
Alphabet, Inc. 4.10% 2/15/2031	8,502	8,390
Alphabet, Inc. 4.40% 2/15/2033	4,408	4,338
Comcast Corp. 5.10% 6/1/2029	10,000	10,213
Meta Platforms, Inc. 4.20% 11/15/2030	9,704	9,581
Meta Platforms, Inc. 4.55% 5/15/2031	15,000	14,951
SBA Tower Trust 1.631% 11/15/2026 (e)	6,741	6,658
Walt Disney Co. (The) 3.75% 3/14/2029	10,000	9,867
		86,380
Short-Term Bond Fund of America — Page 29 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care 0.65%	Principal amount (000)	Value (000)
AbbVie, Inc. 4.80% 3/15/2027	USD13,000	$13,078
AbbVie, Inc. 4.80% 3/15/2029	1,250	1,264
AbbVie, Inc. 4.125% 3/15/2031	9,223	9,057
Ascension Health 4.294% 11/15/2030	5,101	5,036
Eli Lilly and Co. 4.75% 2/12/2030	7,945	8,067
Johnson & Johnson 4.50% 3/1/2027	16,500	16,581
Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,606
Novartis Capital Corp. 4.10% 3/16/2029	10,000	9,948
Novartis Capital Corp. 4.40% 3/18/2031	11,555	11,502
Roche Holdings, Inc. 4.203% 9/9/2029 (e)	1,112	1,108
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	4,766	4,698
		83,945
Consumer staples 0.61%
Mars, Inc. 4.45% 3/1/2027 (e)	8,164	8,189
Mars, Inc. 4.60% 3/1/2028 (e)	9,414	9,464
Mars, Inc. 4.80% 3/1/2030 (e)	25,000	25,184
Mars, Inc. 5.00% 3/1/2032 (e)	7,000	7,075
Philip Morris International, Inc. 5.125% 11/17/2027	1,250	1,265
Philip Morris International, Inc. 4.875% 2/15/2028	2,500	2,523
Philip Morris International, Inc. 4.125% 4/27/2029	10,000	9,910
Philip Morris International, Inc. 4.00% 10/29/2030	9,049	8,861
Walmart, Inc. 3.90% 4/15/2028	3,750	3,743
Walmart, Inc. 4.35% 4/28/2030	2,500	2,512
		78,726
Energy 0.47%
Chevron USA, Inc. 4.687% 4/15/2030	9,447	9,542
Enterprise Products Operating, LLC 4.60% 1/15/2031	6,574	6,573
Qatar Energy 1.375% 9/12/2026 (e)	15,000	14,892
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)	3,650	3,602
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)	14,905	14,640
Schlumberger Investment SA 4.55% 5/7/2031	3,483	3,477
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	7,883	7,789
		60,515
Information technology 0.39%
Accenture Capital, Inc. 3.90% 10/4/2027	11,500	11,474
Amphenol Corp. 3.80% 11/15/2027	800	795
Amphenol Corp. 3.90% 11/15/2028	800	793
Apple, Inc. 4.00% 5/10/2028	7,500	7,506
Cisco Systems, Inc. 4.80% 2/26/2027	22,535	22,655
Microsoft Corp. 3.40% 6/15/2027	7,500	7,472
		50,695
Utilities 0.37%
Florida Power & Light Co. 5.15% 6/15/2029	1,000	1,022
PacifiCorp 5.10% 2/15/2029	175	177
PacifiCorp 4.25% 3/15/2029	8,375	8,293
PacifiCorp 4.65% 4/15/2029	1,875	1,875
PacifiCorp 3.50% 6/15/2029	125	121
PacifiCorp 2.70% 9/15/2030	800	736
PacifiCorp 5.10% 4/15/2031	11,400	11,526
Southern California Edison Co. 5.30% 3/1/2028	3,050	3,083
Short-Term Bond Fund of America — Page 30 of 37

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.20% 3/1/2029	USD65	$64
Southern California Edison Co. 5.15% 6/1/2029	14,185	14,334
Southern California Edison Co. 2.85% 8/1/2029	750	709
Southern California Edison Co. 5.25% 3/15/2030	5,950	6,023
		47,963
Materials 0.19%
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	6,000	6,018
Ecolab, Inc. 4.80% 6/15/2031	8,941	9,015
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,000	10,133
		25,166
Industrials 0.15%
Eaton Corp. 4.20% 3/6/2031	7,203	7,091
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (e)	12,195	12,018
		19,109
Total corporate bonds and notes		1,112,085
Bonds & notes of governments & government agencies outside the U.S. 1.02% Saudi Arabia 0.39%
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	2,000	1,996
Saudi Arabia (Kingdom of) 4.125% 1/12/2029 (e)	23,840	23,620
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (e)	25,345	24,975
		50,591
Canada 0.24%
CPPIB Capital, Inc. 0.875% 9/9/2026 (e)	10,154	10,074
CPPIB Capital, Inc. 4.375% 1/30/2027 (e)	1,702	1,708
CPPIB Capital, Inc. 4.25% 7/20/2028 (e)	2,393	2,398
Ontario Teachers’ Finance Trust 0.875% 9/21/2026 (e)	6,173	6,119
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (e)	8,000	7,932
Saskatchewan (Province of) 3.25% 6/8/2027	3,364	3,338
		31,569
Supra National 0.18%
Asian Development Bank 3.875% 9/28/2032	1,163	1,139
Corporacion Andina de Fomento 5.00% 1/24/2029	7,017	7,152
European Investment Bank 4.00% 2/15/2029	14,700	14,682
		22,973
United Arab Emirates 0.11%
Abu Dhabi (Emirate of) 3.125% 10/11/2027 (e)	15,000	14,791
Kuwait 0.08%
Kuwait (State of) 4.016% 10/9/2028 (e)	10,100	9,989
Chile 0.02%
Chile (Republic of) 4.85% 1/22/2029	1,855	1,875
Total bonds & notes of governments & government agencies outside the U.S.		131,788
Short-Term Bond Fund of America — Page 31 of 37

unaudited
Bonds, notes & other debt instruments (continued) Loans 0.03% Asset backed obligations 0.03%	Principal amount (000)	Value (000)
Amergin Asset Management, LLC, Term Loan A, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (e)(g)(l)	USD4,320	$4,304
Total bonds, notes & other debt instruments (cost: $11,726,760,000)		11,707,049
Short-term securities 12.12% Money market investments 12.12%	Shares
Capital Group Central Cash Fund 3.67% (m)(n)	15,716,844	1,571,527
Total short-term securities (cost: $1,571,551,000)		1,571,527
Options purchased (equity style) 0.02%
Options purchased (equity style)*		2,877
Total options purchased (equity style) (cost: $3,073,000)		2,877
Total investment securities 102.39% (cost: $13,301,384,000)		13,281,453
Total options written (equity style) † (0.03)% (premium received: $3,527,000)		(3,700)
Other assets less liabilities (2.39)%		(305,806)
Net assets 100.00%		$12,971,947
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2026 (000)
Call
3 Month SOFR Futures Option	4,859	12/11/2026	USD98.00	USD1,214,750	$243
Put
3 Month SOFR Futures Option	1,225	12/11/2026	USD97.00	USD306,250	$2,634
					$2,877
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2026 (000)
Put
3 Month SOFR Futures Option	1,267	12/11/2026	USD96.06	USD(316,750)	$(530)
3 Month SOFR Futures Option	2,450	12/11/2026	96.63	(612,500)	(3,170)
					$(3,700)
Short-Term Bond Fund of America — Page 32 of 37

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2026 (000)
3 Month SOFR Futures	Long	136	9/16/2026	USD32,754	$(154)
3 Month SOFR Futures	Long	8,987	3/17/2027	2,160,699	(4,301)
2 Year U.S. Treasury Note Futures	Long	20,466	10/5/2026	4,227,508	5,429
5 Year U.S. Treasury Note Futures	Long	3,793	10/5/2026	406,651	1,872
10 Year U.S. Treasury Note Futures	Short	697	9/30/2026	(76,550)	(223)
10 Year Ultra U.S. Treasury Note Futures	Short	2,748	9/30/2026	(307,991)	(3,216)
20 Year U.S. Treasury Bond Futures	Short	229	9/30/2026	(25,698)	(346)
30 Year Ultra U.S. Treasury Bond Futures	Short	370	9/30/2026	(42,330)	(841)
					$(1,780)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.948%	Annual	SOFR	Annual	11/6/2026	USD19,000	$15	$—	$15
U.S. Urban CPI	At maturity	3.31%	At maturity	5/13/2027	20,878	19	—	19
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	20,878	23	—	23
3.8825%	Annual	SOFR	Annual	12/7/2028	16,590	6	—	6
2.801%	At maturity	U.S. Urban CPI	At maturity	5/6/2031	31,910	102	—	102
2.7585%	At maturity	U.S. Urban CPI	At maturity	5/6/2031	31,911	40	—	40
3.43574%	Annual	SOFR	Annual	6/17/2031	31,802	(629)	—	(629)
SOFR	Annual	3.61832%	Annual	1/31/2033	25,700	453	—	453
SOFR	Annual	3.67958%	Annual	1/31/2033	25,800	364	—	364
SOFR	Annual	3.7315%	Annual	3/25/2033	29,306	346	—	346
SOFR	Annual	3.739%	Annual	3/25/2033	13,803	157	—	157
SOFR	Annual	3.7655%	Annual	3/26/2033	17,307	170	—	170
SOFR	Annual	3.788%	Annual	3/26/2033	10,406	88	—	88
SOFR	Annual	3.793%	Annual	3/26/2033	5,182	42	—	42
SOFR	Annual	3.8105%	Annual	3/30/2033	17,307	124	—	124
SOFR	Annual	3.8175%	Annual	3/31/2033	6,944	47	—	47
SOFR	Annual	3.878%	Annual	12/6/2033	12,070	61	—	61
SOFR	Annual	3.73632%	Annual	6/17/2036	36,208	927	—	927
4.07464%	Annual	SOFR	Annual	6/17/2056	9,256	(296)	—	(296)
						$2,059	$—	$2,059
Short-Term Bond Fund of America — Page 33 of 37

unaudited
Investments in affiliates (n)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 12.12%
Money market investments 12.12%
Capital Group Central Cash Fund 3.67% (m)	$1,608,255	$4,881,227	$4,917,740	$61	$(276)	$1,571,527	$34,618

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $35,842,000, which represented 0.28% of the net assets of the fund.
(b)	All or a portion of this security was on loan.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,282,103,000, which represented 33.01% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Scheduled interest and/or principal payment was not received.
(i)	Value determined using significant unobservable inputs.
(j)	Amount less than one thousand.
(k)	Represents securities transacted on a TBA basis.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(m)	Rate represents the seven-day yield at 5/31/2026.
(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
Short-Term Bond Fund of America — Page 34 of 37

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $3,669,029,000. The average month-end notional amount of futures contracts while held was $7,589,741,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $336,026,000.
Short-Term Bond Fund of America — Page 35 of 37

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,091,931	$—	$5,091,931
Asset-backed obligations	—	3,057,437	6,534	3,063,971
Mortgage-backed obligations	—	2,302,970	—	2,302,970
Corporate bonds and notes	—	1,112,085	—	1,112,085
Bonds & notes of governments & government agencies outside the U.S.	—	131,788	—	131,788
Loans	—	4,304	—	4,304
Short-term securities	1,571,527	—	—	1,571,527
Options purchased on futures (equity style)	2,877	—	—	2,877
Total	$1,574,404	$11,700,515	$6,534	$13,281,453

Short-Term Bond Fund of America — Page 36 of 37

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,301	$—	$—	$7,301
Unrealized appreciation on centrally cleared interest rate swaps	—	2,984	—	2,984
Liabilities:
Value of options written (equity style)	(3,700)	—	—	(3,700)
Unrealized depreciation on futures contracts	(9,081)	—	—	(9,081)
Unrealized depreciation on centrally cleared interest rate swaps	—	(925)	—	(925)
Total	$(5,480)	$2,059	$—	$(3,421)
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
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MFGEFP3-048-0726
Short-Term Bond Fund of America — Page 37 of 37